Shareholder Report, Holdings (Details) - Pinnacle Value Fund	Dec. 31, 2025
Gulf Island Fab [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Hurco Machine Tool Maker [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Sea Board Agricultral [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Unfi Texture [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Ingles Markets Southeastern [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Culp Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Bristow Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Weyco Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
First Accept [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Aresale [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Gulf Island Fabrication [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Sea Board [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
First Acceptance [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Sprott Goldmoners E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Sprott Junior Gold Miners [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Unifi [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
Culp [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
Hurco [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
Weyco [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
Shoe Carnival [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
Government Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%
Apparel And Textiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Consumer Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Industrials Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Construction And Fabrication [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Enegry [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Banksand Thrifts [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Closed Endand Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Insurance And Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%